Goodwill and other intangible assets, net (Details 1) (USD $)	Dec. 31, 2011
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
2012	$ 92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110
Finite-Lived Intangible Assets, Net	$ 504,948